Remuneration and other benefits paid to the Bank's directors and senior managers - Share-based Variable Remuneration (Details)	12 Months Ended
	Dec. 31, 2017 item installment $ / shares shares	Dec. 31, 2016 item payment shares
Disclosure of transactions between related parties [line items]
Theoretical value per right | $ / shares	$ 0.1047
Deferred variable compensation plan linked to multiannual objectives
Share-based variable remuneration
Immediate payment percentage		40.00%
Deferred percentage		60.00%
Variable Remuneration or bonus deferral period		5 years
Number of payments subject to fulfilment of specific objectives | payment		5
Deferred variable compensation plan linked to multiannual objectives | Maximum
Share-based variable remuneration
Variable Remuneration or bonus deferral period	5 years
ILP
Share-based variable remuneration
Variable Remuneration or bonus deferral period	3 years
Mr. Ignacio Benjumea Cabeza de Vaca | Deferred variable compensation plan linked to multiannual objectives | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at end of period	199,234
Directors
Disclosure of transactions between related parties [line items]
Percentage of plan accrued	33.33%
Directors | Deferred variable compensation plan linked to multiannual objectives
Share-based variable remuneration
Immediate payment percentage	40.00%
Deferred percentage	60.00%
Variable Remuneration or bonus deferral period	5 years	5 years
Number of payments subject to fulfilment of specific objectives | installment	3
Directors | 2012 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration)		(100,533)
Directors | 2012 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period		100,533
Maximum number of shares to be delivered at end of period
Directors | 2013 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration)	(87,228)	(87,227)
Directors | 2013 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period	87,228	174,455
Maximum number of shares to be delivered at end of period		87,228
Directors | 2014 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration)	(133,419)	(133,419)
Shares arising from the capital increase of July 2017	1,985
Directors | 2014 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period	266,839	400,258
Maximum number of shares to be delivered at end of period	135,405	266,839
Directors | 2015 variable remuneration
Share-based variable remuneration
Shares delivered (immediate payment variable remuneration)		(600,745)
Shares delivered (deferred payment variable remuneration)	(180,224)
Shares arising from the capital increase of July 2017	10,727
Directors | 2015 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period	901,118	1,501,863
Maximum number of shares to be delivered at end of period	731,621	901,118
Directors | 2016 variable remuneration
Share-based variable remuneration
Shares delivered (immediate payment variable remuneration)	(656,031)
Shares arising from the capital increase of July 2017	14,644
Directors | 2016 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period	1,640,077
Maximum number of shares to be delivered | item		1,640,077
Maximum number of shares to be delivered at end of period	998,690	1,640,077
Directors | 2017 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered | item	1,550,610
Maximum number of shares to be delivered at end of period	1,550,610
Directors | ILP
Share-based variable remuneration
Shares arising from the capital increase of July 2017	5,967
Directors | Mrs. Ana Botin-Sanz de Sautuola y O'Shea | 2012 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration)		(34,958)
Directors | Mrs. Ana Botin-Sanz de Sautuola y O'Shea | 2012 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period		34,958
Maximum number of shares to be delivered at end of period
Directors | Mrs. Ana Botin-Sanz de Sautuola y O'Shea | 2013 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration)	(33,120)	(33,121)
Directors | Mrs. Ana Botin-Sanz de Sautuola y O'Shea | 2013 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period	33,120	66,241
Maximum number of shares to be delivered at end of period		33,120
Directors | Mrs. Ana Botin-Sanz de Sautuola y O'Shea | 2014 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration)	(60,814)	(60,814)
Shares arising from the capital increase of July 2017	905
Directors | Mrs. Ana Botin-Sanz de Sautuola y O'Shea | 2014 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period	121,630	182,444
Maximum number of shares to be delivered at end of period	61,721	121,630
Directors | Mrs. Ana Botin-Sanz de Sautuola y O'Shea | 2015 variable remuneration
Share-based variable remuneration
Shares delivered (immediate payment variable remuneration)		(211,534)
Shares delivered (deferred payment variable remuneration)	(63,460)
Shares arising from the capital increase of July 2017	3,777
Directors | Mrs. Ana Botin-Sanz de Sautuola y O'Shea | 2015 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period	317,300	528,834
Maximum number of shares to be delivered at end of period	257,617	317,300
Directors | Mrs. Ana Botin-Sanz de Sautuola y O'Shea | 2016 variable remuneration
Share-based variable remuneration
Shares delivered (immediate payment variable remuneration)	(236,817)
Shares arising from the capital increase of July 2017	5,286
Directors | Mrs. Ana Botin-Sanz de Sautuola y O'Shea | 2016 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period	592,043
Maximum number of shares to be delivered | item		592,043
Maximum number of shares to be delivered at end of period	360,512	592,043
Directors | Mrs. Ana Botin-Sanz de Sautuola y O'Shea | 2017 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered | item	574,375
Maximum number of shares to be delivered at end of period	574,375
Directors | Mr. Jose Antonio Alvarez Alvarez | 2012 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration)		(24,046)
Directors | Mr. Jose Antonio Alvarez Alvarez | 2012 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period		24,046
Maximum number of shares to be delivered at end of period
Directors | Mr. Jose Antonio Alvarez Alvarez | 2013 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration)	(19,561)	(19,560)
Directors | Mr. Jose Antonio Alvarez Alvarez | 2013 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period	19,561	39,121
Maximum number of shares to be delivered at end of period		19,561
Directors | Mr. Jose Antonio Alvarez Alvarez | 2014 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration)	(26,242)	(26,242)
Shares arising from the capital increase of July 2017	390
Directors | Mr. Jose Antonio Alvarez Alvarez | 2014 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period	52,484	78,726
Maximum number of shares to be delivered at end of period	26,632	52,484
Directors | Mr. Jose Antonio Alvarez Alvarez | 2015 variable remuneration
Share-based variable remuneration
Shares delivered (immediate payment variable remuneration)		(140,609)
Shares delivered (deferred payment variable remuneration)	(42,183)
Shares arising from the capital increase of July 2017	2,511
Directors | Mr. Jose Antonio Alvarez Alvarez | 2015 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period	210,914	351,523
Maximum number of shares to be delivered at end of period	171,242	210,914
Directors | Mr. Jose Antonio Alvarez Alvarez | 2016 variable remuneration
Share-based variable remuneration
Shares delivered (immediate payment variable remuneration)	(159,843)
Shares arising from the capital increase of July 2017	3,568
Directors | Mr. Jose Antonio Alvarez Alvarez | 2016 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period	399,607
Maximum number of shares to be delivered | item		399,607
Maximum number of shares to be delivered at end of period	243,332	399,607
Directors | Mr. Jose Antonio Alvarez Alvarez | 2017 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered | item	384,118
Maximum number of shares to be delivered at end of period	384,118
Directors | Mr. Rodrigo Echenique Gordillo | 2015 variable remuneration
Share-based variable remuneration
Shares delivered (immediate payment variable remuneration)		(104,155)
Shares delivered (deferred payment variable remuneration)	(31,247)
Shares arising from the capital increase of July 2017	1,860
Directors | Mr. Rodrigo Echenique Gordillo | 2015 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period	156,233	260,388
Maximum number of shares to be delivered at end of period	126,846	156,233
Directors | Mr. Rodrigo Echenique Gordillo | 2016 variable remuneration
Share-based variable remuneration
Shares delivered (immediate payment variable remuneration)	(118,389)
Shares arising from the capital increase of July 2017	2,643
Directors | Mr. Rodrigo Echenique Gordillo | 2016 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period	295,972
Maximum number of shares to be delivered | item		295,972
Maximum number of shares to be delivered at end of period	180,226	295,972
Directors | Mr. Rodrigo Echenique Gordillo | 2017 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered | item	299,346
Maximum number of shares to be delivered at end of period	299,346
Directors | Mr. Matias Rodriguez Inciarte | 2012 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration)		(41,529)
Directors | Mr. Matias Rodriguez Inciarte | 2012 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period		41,529
Maximum number of shares to be delivered at end of period
Directors | Mr. Matias Rodriguez Inciarte | 2013 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration)	(34,547)	(34,546)
Directors | Mr. Matias Rodriguez Inciarte | 2013 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period	34,547	69,093
Maximum number of shares to be delivered at end of period		34,547
Directors | Mr. Matias Rodriguez Inciarte | 2014 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration)	(46,363)	(46,363)
Shares arising from the capital increase of July 2017	690
Directors | Mr. Matias Rodriguez Inciarte | 2014 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period	92,725	139,088
Maximum number of shares to be delivered at end of period	47,052	92,725
Directors | Mr. Matias Rodriguez Inciarte | 2015 variable remuneration
Share-based variable remuneration
Shares delivered (immediate payment variable remuneration)		(144,447)
Shares delivered (deferred payment variable remuneration)	(43,334)
Shares arising from the capital increase of July 2017	2,579
Directors | Mr. Matias Rodriguez Inciarte | 2015 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period	216,671	361,118
Maximum number of shares to be delivered at end of period	175,916	216,671
Directors | Mr. Matias Rodriguez Inciarte | 2016 variable remuneration
Share-based variable remuneration
Shares delivered (immediate payment variable remuneration)	(140,982)
Shares arising from the capital increase of July 2017	3,147
Directors | Mr. Matias Rodriguez Inciarte | 2016 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period	352,455
Maximum number of shares to be delivered | item		352,455
Maximum number of shares to be delivered at end of period	214,620	352,455
Directors | Mr. Matias Rodriguez Inciarte | 2017 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered | item	292,771
Maximum number of shares to be delivered at end of period	292,771